Subordinated liabilities - Disclosure of dated subordinated liabilities (Details)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 11,921,000,000						£ 10,494,000,000
External issuances by other subsidiaries
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	623,000,000						649,000,000
4.375% Fixed Rate Subordinated Notes (USD 1,250m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0						380,000,000
Interest rate	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Notional contract amount | $		$ 1,250,000,000
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 483,000,000						466,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Notional contract amount	£ 500,000,000
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 117,000,000						117,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Notional contract amount | $			$ 200,000,000
5.20% Fixed Rate Subordinated Notes (USD 2,050m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,580,000,000						1,529,000,000
Interest rate	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Notional contract amount | $		$ 2,050,000,000
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 810,000,000						817,000,000
Interest rate	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Notional contract amount | €				€ 1,000,000,000
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,535,000,000						1,499,000,000
Interest rate	4.836%	4.836%	4.836%	4.836%	4.836%	4.836%
Notional contract amount | $		$ 2,000,000,000
8.407% Fixed Rate Resetting Subordinated Callable Notes (GBP 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,010,000,000						1,033,000,000
Interest rate	8.407%	8.407%	8.407%	8.407%	8.407%	8.407%
Notional contract amount | €				€ 1,000,000,000
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,088,000,000						1,078,000,000
Interest rate	5.088%	5.088%	5.088%	5.088%	5.088%	5.088%
Notional contract amount | $		$ 1,500,000,000
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 663,000,000						654,000,000
Interest rate	3.564%	3.564%	3.564%	3.564%	3.564%	3.564%
Notional contract amount | $		$ 1,000,000,000
6.158% Fixed to Floating Tier 2 Subordinated Callable notes (AUD 500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 248,000,000						0
Interest rate	6.158%	6.158%	6.158%	6.158%	6.158%	6.158%
Notional contract amount | $					$ 500,000,000
Floating Rate Tier 2 Subordinated Callable Notes (AUD 500m) | Floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 248,000,000						0
Notional contract amount | $					$ 500,000,000
4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes (EUR 1,500m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,324,000,000						0
Interest rate	4.973%	4.973%	4.973%	4.973%	4.973%	4.973%
Notional contract amount | €				€ 1,500,000,000
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-floating interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,146,000,000						1,175,000,000
Interest rate	7.119%	7.119%	7.119%	7.119%	7.119%	7.119%
Notional contract amount | $		$ 1,500,000,000
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 590,000,000						623,000,000
Interest rate	3.811%	3.811%	3.811%	3.811%	3.811%	3.811%
Notional contract amount | $		$ 1,000,000,000
5.75% Fixed Rate Subordinated Notes | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 279,000,000						286,000,000
Interest rate	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 76,000,000						84,000,000
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%
Notional contract amount | ¥						¥ 15,000,000,000
6.33% Subordinated Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 45,000,000						45,000,000
Interest rate	6.33%	6.33%	6.33%	6.33%	6.33%	6.33%
Subordinated Floating Rate Notes (EUR 68m) | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 56,000,000						£ 59,000,000
Notional contract amount | €				€ 68,000,000